Contingencies and Commitments (Details) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Off-balance sheet accounts
Foreign office guarantees and standby letters of credit	$ 285,035	$ 279,362
Confirmed foreign letters of credit	64,970	64,044
Issued foreign letters of credit	94,313	152,118
Performance bonds	2,220,828	2,150,307
Undrawn credit lines	7,240,406	7,572,687
Other commitments	60,609	148,190
Transactions on behalf of third parties
Collections	168,353	137,259
Third-party resources managed by the Bank:
Financial assets managed on behalf of third parties	7,121	39,714
Financial assets acquired on its own behalf	133,794	174,022
Fiduciary activities
Securities held in safe custody in the Bank	13,623,725	9,586,026
Securities held in safe custody in other entities	7,105,587	5,607,815
Total	$ 31,004,741	$ 25,911,544